NUVEEN NWQ EQUITY INCOME FUND

SUPPLEMENT DATED JULY 3, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2011

1.	The following paragraph is added after the fourth paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries:

The Adviser and/or the Distributor may also make other additional payments out of its own assets as described under “Other Payments” below.

2.	The second sentence of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries—Marketing Support Payments and Program Servicing Payments—Marketing Support Payments” is deleted and replaced with the following sentence:

In addition, Intermediaries may be compensated for enabling representatives of the Adviser and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.

3.	The second sentence of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries—Marketing Support Payments and Program Servicing Payments—Marketing Support and Program Servicing Payment Guidelines” is deleted and replaced with the following sentence:

In connection with the sale of a business by U.S. Bank N.A. to Great-West Life & Annuity Insurance Company (“Great-West”), the Adviser and/or the Distributor has a services agreement with GWFS Equities, Inc., an affiliate of Great-West, which provides for payments of up to 0.60% of the average net assets of Fund shares attributable to GWFS Equities, Inc. on an annual basis.

4.	The first sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries—Other Payments” is deleted and replaced with the following sentence:

From time to time, the Adviser and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund, which may be in addition to marketing support and program servicing payments described above.

5.	The last two sentences of the second paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries—Other Payments” are deleted and replaced with the following sentence:

The Adviser and/or the Distributor make payments for such events as they deem appropriate, subject to its internal guidelines and applicable law.

6.	The fourth paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries—Other Payments” is deleted and replaced with the following paragraph:

Representatives of the Distributor or its affiliates may receive additional compensation from the Adviser and/or the Distributor if certain targets are met for sales of one or more Nuveen Mutual Funds. Such compensation may vary by Fund and by Intermediary.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NEISAI-0712P

SUPPLEMENT DATED JULY 3, 2012

NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND

NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

To the Statement of Additional Information dated October 31, 2011

NUVEEN GLOBAL TOTAL RETURN BOND FUND

To the Statement of Additional Information dated February 15, 2012

NUVEEN INTELLIGENT RISK GROWTH ALLOCATION FUND

NUVEEN INTELLIGENT RISK MODERATE ALLOCATION FUND

NUVEEN INTELLIGENT RISK CONSERVATIVE ALLOCATION FUND

To the Statement of Additional Information dated June 6, 2012,

as supplemented June 7, 2012

1.	The following paragraph is added after the fourth paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries:

The Adviser and/or the Distributor may also make other additional payments out of its own assets as described under “Other Payments” below.

2.	The second sentence of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries—Marketing Support Payments and Program Servicing Payments—Marketing Support Payments” is deleted and replaced with the following sentence:

In addition, Intermediaries may be compensated for enabling representatives of the Adviser and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.

3.	The second sentence of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries—Marketing Support Payments and Program Servicing Payments—Marketing Support and Program Servicing Payment Guidelines” is deleted and replaced with the following sentence:

In connection with the sale of a business by U.S. Bank N.A. to Great-West Life & Annuity Insurance Company (“Great-West”), the Adviser and/or the Distributor has a services agreement with GWFS Equities, Inc., an affiliate of Great-West, which provides for payments of up to 0.60% of the average net assets of Fund shares attributable to GWFS Equities, Inc. on an annual basis.

4.	The first sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries—Other Payments” is deleted and replaced with the following sentence:

From time to time, the Adviser and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund(s), which may be in addition to marketing support and program servicing payments described above.

5.	The last two sentences of the second paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries—Other Payments” are deleted and replaced with the following sentence:

The Adviser and/or the Distributor make payments for such events as they deem appropriate, subject to its internal guidelines and applicable law.

6.	The fourth paragraph of the section “Purchase and Redemption of Fund Shares—Additional Payments to Financial Intermediaries—Other Payments” is deleted and replaced with the following paragraph:

Representatives of the Distributor or its affiliates may receive additional compensation from the Adviser and/or the Distributor if certain targets are met for sales of one or more Nuveen Mutual Funds. Such compensation may vary by Fund and by Intermediary.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NITSAI-0712P